ARROW RESERVE CAPITAL MANAGEMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 75.8%
	AEROSPACE & DEFENSE — 2.2%
50,000	Boeing Company (The)		2.2000	10/30/22	$49,877
1,086,000	Boeing Company (The)		1.1670	02/04/23	1,071,958
					1,121,835
	AUTOMOTIVE — 2.6%
1,000,000	American Honda Finance Corporation		2.6000	11/16/22	1,003,628
153,000	Toyota Motor Credit Corporation MTN(a)	SOFRINDX + 0.330%	0.6140	01/11/24	152,498
155,000	Toyota Motor Credit Corporation(a)	SOFRRATE + 0.620%	0.9060	03/22/24	155,535
					1,311,661
	BANKING — 6.8%
655,000	Bank of America Corporation Series GMTN		3.3000	01/11/23	660,583
169,000	Bank of America Corporation(a)	SOFRRATE + 0.660%	0.8360	02/04/25	167,626
690,000	Capital One NA		2.1500	09/06/22	690,754
198,000	Citigroup, Inc.		2.7000	10/27/22	198,567
1,047,000	Discover Bank		3.3500	02/06/23	1,054,089
453,000	JPMorgan Chase & Company		3.2000	01/25/23	456,375
275,000	KeyBank NA(a)	SOFRRATE + 0.340%	0.6250	01/03/24	272,990
					3,500,984
	BEVERAGES — 0.7%
369,000	Constellation Brands, Inc.		4.2500	05/01/23	373,651

	BIOTECH & PHARMA — 8.4%
218,000	AbbVie, Inc.		3.2500	10/01/22	218,497
264,000	AbbVie, Inc.		2.9000	11/06/22	264,793
832,000	AbbVie, Inc.		2.3000	11/21/22	832,021
565,000	AstraZeneca plc		0.3000	05/26/23	551,733
88,000	Bristol-Myers Squibb Company		2.7500	02/15/23	88,317
436,000	Bristol-Myers Squibb Company		7.1500	06/15/23	456,823
1,132,000	Viatris, Inc.		1.1250	06/22/22	1,130,590
708,000	Zoetis, Inc.		3.2500	02/01/23	710,904
					4,253,678
	CONSUMER SERVICES — 1.1%
355,000	Loyola University of Chicago		3.1990	07/01/22	356,111

ARROW RESERVE CAPITAL MANAGEMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 75.8% (Continued)
	CONSUMER SERVICES — 1.1% (Continued)
196,000	Princeton Theological Seminary		4.1050	07/01/23	$197,461
					553,572
	E-COMMERCE DISCRETIONARY — 1.3%
494,000	Amazon.com, Inc.		0.2500	05/12/23	483,790
150,000	Amazon.com, Inc.		2.7300	04/13/24	149,969
					633,759
	ELECTRIC UTILITIES — 3.8%
971,000	Dominion Energy, Inc.		2.7500	09/15/22	971,411
35,000	Dominion Energy, Inc.(b)		2.4500	01/15/23	34,930
11,000	Duke Energy Corporation		2.4000	08/15/22	11,012
292,000	Florida Power & Light Company(a)	SOFRRATE + 0.250%	0.4270	05/10/23	291,197
237,000	Florida Power & Light Company(a)	SOFRINDX + 0.380%	0.6630	01/12/24	236,159
322,000	Southern Company (The)		0.6000	02/26/24	307,125
67,000	Virginia Electric and Power Company		3.4500	09/01/22	67,103
					1,918,937
	ENGINEERING & CONSTRUCTION — 0.2%
91,000	Nature Conservancy (The)		0.3670	07/01/22	90,654

	FOOD — 4.2%
369,000	Campbell Soup Company		3.6500	03/15/23	371,639
378,000	Conagra Brands, Inc.		3.2500	09/15/22	379,823
859,000	Conagra Brands, Inc.		3.2000	01/25/23	863,283
501,000	General Mills, Inc.		2.6000	10/12/22	501,383
					2,116,128
	HEALTH CARE FACILITIES & SERVICES — 12.2%
509,000	Aetna, Inc.		2.7500	11/15/22	509,931
622,000	ANTHEM INC 3.3% 01/15/2023		3.3000	01/15/23	625,638
389,000	Anthem, Inc.		3.1250	05/15/22	389,219
1,013,000	Cigna Corporation		3.0500	11/30/22	1,018,075
138,000	CommonSpirit Health		2.9500	11/01/22	138,394
1,107,000	CVS Health Corporation		3.5000	07/20/22	1,108,136
87,000	CVS Health Corporation		2.7500	12/01/22	87,238
379,000	Dignity Health		3.1250	11/01/22	380,660

ARROW RESERVE CAPITAL MANAGEMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 75.8% (Continued)
	HEALTH CARE FACILITIES & SERVICES — 12.2% (Continued)
402,000	Humana, Inc.		3.1500	12/01/22	$403,427
526,000	Humana, Inc.		2.9000	12/15/22	528,183
87,000	Humana, Inc.		0.6500	08/03/23	84,492
934,000	McKesson Corporation		2.7000	12/15/22	935,885
					6,209,278
	HOME & OFFICE PRODUCTS — 2.1%
1,044,000	Whirlpool Corporation		3.7000	03/01/23	1,052,661

	HOME CONSTRUCTION — 1.1%
161,000	DR Horton, Inc.		4.3750	09/15/22	161,422
414,000	Lennar Corporation		4.7500	11/15/22	416,609
					578,031
	HOUSEHOLD PRODUCTS — 2.1%
720,000	Church & Dwight Company, Inc.		2.8750	10/01/22	722,052
352,000	Clorox Company (The)		3.0500	09/15/22	352,634
					1,074,686
	INSTITUTIONAL FINANCIAL SERVICES — 4.9%
174,000	Bank of New York Mellon Corporation (The)		1.8500	01/27/23	173,560
109,000	Goldman Sachs Group, Inc. (The)		3.6250	01/22/23	109,872
500,000	Goldman Sachs Group, Inc. (The)		3.2000	02/23/23	502,020
532,000	Goldman Sachs Group, Inc. (The)(a)	SOFRRATE + 0.700%	0.9710	01/24/25	527,097
814,000	Morgan Stanley		2.7500	05/19/22	814,507
110,000	Morgan Stanley(a)	SOFRRATE + 0.625%	0.9030	01/24/25	108,972
221,000	Morgan Stanley(a)	SOFRRATE + 1.165%	1.4390	04/17/25	221,265
					2,457,293
	INSURANCE — 3.1%
1,055,000	Chubb INA Holdings, Inc.		2.7000	03/13/23	1,057,328
500,000	Principal Financial Group, Inc.		3.3000	09/15/22	502,361
					1,559,689
	LEISURE FACILITIES & SERVICES — 2.9%
483,000	Marriott International, Inc.		2.1250	10/03/22	481,809
415,000	Starbucks Corporation		1.3000	05/07/22	415,001

ARROW RESERVE CAPITAL MANAGEMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 75.8% (Continued)
	LEISURE FACILITIES & SERVICES — 2.9% (Continued)
561,000	Starbucks Corporation		3.1000	03/01/23	$564,646
					1,461,456
	MACHINERY — 6.4%
1,125,000	Caterpillar Financial Services Corporation(a)	SOFRRATE + 0.170%	0.4550	01/10/24	1,120,508
707,000	Eaton Corporation		2.7500	11/02/22	709,128
579,000	John Deere Capital Corporation(a)	SOFRRATE + 0.560%	0.7770	03/07/25	581,540
825,000	Parker-Hannifin Corporation		3.5000	09/15/22	829,978
					3,241,154
	SOFTWARE — 1.1%
533,000	Oracle Corporation		2.5000	10/15/22	533,386

	SPECIALTY FINANCE — 2.6%
1,328,000	Synchrony Financial		2.8500	07/25/22	1,330,300

	TELECOMMUNICATIONS — 0.6%
128,000	AT&T, Inc.		2.6250	12/01/22	128,338
153,000	Verizon New Jersey, Inc.		8.0000	06/01/22	153,695
					282,033
	TRANSPORTATION & LOGISTICS — 5.4%
1,020,000	JB Hunt Transport Services, Inc.		3.3000	08/15/22	1,022,148
571,000	Penske Truck Leasing Company Lp / PTL Finance(b)		4.8750	07/11/22	574,308
943,000	Ryder System, Inc.		2.8750	06/01/22	944,229
175,000	Ryder System, Inc.		2.5000	09/01/22	175,269
20,000	Ryder System, Inc.		3.4000	03/01/23	20,134
					2,736,088
	TOTAL CORPORATE BONDS (Cost $38,667,459)				38,390,914

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 17.2%
	AIRPORTS — 0.5%
275,000	City of Houston TX Airport System Revenue		1.0540	07/01/23	270,471

ARROW RESERVE CAPITAL MANAGEMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 17.2% (Continued)
	BOND BANK — 1.4%
715,000	Indianapolis Local Public Improvement Bond Bank	5.0000	06/01/22	$716,972

	CITY — 0.2%
60,000	City of Waterbury CT	4.1910	12/01/22	60,831
50,000	Town of Stratford CT	5.0000	07/01/22	50,290
				111,121
	COMBINED UTILITIES — 1.6%
480,000	City of Springfield MO Public Utility Revenue	0.4500	11/01/22	477,322
370,000	Long Island Power Authority	0.3590	03/01/23	364,152
				841,474
	COUNTY — 2.1%
635,000	County of Westchester NY	2.5000	07/01/22	636,662
400,000	County of Westchester NY	2.5000	07/01/23	400,899
				1,037,561
	ECON & INDUST DEVELOPMENT — 0.2%
100,000	New York State Energy Research & Development	1.6240	10/01/22	99,537

	ELECTRICITY AND PUBLIC POWER — 0.9%
150,000	Municipal Electric Authority of Georgia	0.6130	01/01/23	148,550
290,000	South Carolina Public Service Authority	2.9060	12/01/22	291,487
				440,037
	GOVERNMENT LEASE — 1.4%
625,000	City of Tempe AZ	0.3680	07/01/23	608,020
100,000	County of Pima AZ	0.4760	12/01/22	99,227
				707,247
	HIGHER EDUCATION — 0.5%
185,000	North Carolina Capital Facilities Finance Agency	0.8800	10/01/22	183,928
45,000	Pennsylvania Higher Educational Facilities	5.0000	05/01/22	45,000
				228,928
	HOSPITALS — 0.5%
235,000	University of Wisconsin Hospitals & Clinics	0.5900	04/01/23	230,996

ARROW RESERVE CAPITAL MANAGEMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 17.2% (Continued)
	MISCELLANEOUS TAX — 0.1%
40,000	City of Rio Rancho NM	0.3900	06/01/22	$39,976

	NURSING & ASSISTED LIVING — 1.9%
1,000,000	Connecticut Housing Finance Authority	0.4500	06/15/22	999,256

	SALES TAX — 3.3%
275,000	Sales Tax Securitization Corporation	0.7900	01/01/23	272,160
1,000,000	State of Illinois Sales Tax Revenue	2.9310	06/15/22	1,001,840
420,000	State of Illinois Sales Tax Revenue	0.6130	06/15/23	410,082
				1,684,082
	SINGLE-FAMILY HOUSING — 1.0%
175,000	Michigan State Housing Development Authority	0.4360	06/01/23	171,112
342,000	New Jersey Economic Development Authority(c)	0.0000	02/15/23	335,947
				507,059
	TOLL ROADS, BRIDGES & TUNNELS — 0.4%
195,000	Rhode Island Turnpike & Bridge Authority	2.1600	12/01/22	195,370

	WATER AND SEWER — 1.2%
100,000	Missouri State Environmental Improvement & Energy	0.3810	07/01/22	99,929
500,000	Missouri State Environmental Improvement & Energy	0.4530	01/01/23	495,749
				595,678
	TOTAL MUNICIPAL BONDS (Cost $8,786,176)			8,705,765

ARROW RESERVE CAPITAL MANAGEMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 4.2% (Continued)
	U.S. TREASURY NOTES — 4.2%
1,180,000	United States Treasury Note	0.1250	01/31/23	$1,164,925
950,000	United States Treasury Note	0.1250	02/28/23	935,714
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $2,129,090)			2,100,639

	TOTAL INVESTMENTS - 97.2% (Cost $49,582,725)			$49,197,318
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.8%			1,400,541
	NET ASSETS - 100.0%			$50,597,859

PLC	- Public Limited Company

SOFRINDX	SOFRINDX

SOFRRATE	United States SOFR Secured Overnight Financing Rate

(a)	Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2022 the total market value of 144A securities is $609,238 or 1.2% of net assets.

(c)	Zero coupon bond.